FINANCE INCOME AND FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Finance Income And Finance Costs Tables Abstract
Finance income and finance cots

In Thousands of US Dollars
Description	2018	2017	2016

Interest income	$72	$11	$4

Interest and bank charges	(18)	(52)	(118)
Financial costs			–
Accretion of the other liabilities	-	(152)	(116)
Net foreign exchange gain	(7)	(1)	(10)
Net finance costs	$47	$(194)	$(240)

Finance income	$65	$10	$4
Finance costs	(18)	(204)	(244)
Net finance costs	$47	$(194)	$(240)